Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended						3 Months Ended										3 Months Ended			1 Months Ended
	Mar. 31, 2013 segment	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Trade Accounts Receivable [Member]	Dec. 31, 2012 Trade Accounts Receivable [Member]	Mar. 31, 2013 Accrued Income Receivable [Member]	Dec. 31, 2012 Accrued Income Receivable [Member]	Mar. 31, 2013 Customer Relationships [Member]	Mar. 31, 2012 Customer Relationships [Member]	Mar. 31, 2013 Developed Technology Rights [Member]	Mar. 31, 2012 Developed Technology Rights [Member]	Mar. 31, 2013 Trademark and trade name [Member]	Mar. 31, 2012 Trademark and trade name [Member]	Mar. 31, 2013 Licenses and Intellectual Property [Member]	Mar. 31, 2012 Licenses and Intellectual Property [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] covenant	Aug. 31, 2012 Revolving Credit Facility [Member]	Mar. 31, 2013 Going Concern [Member]	Mar. 31, 2013 Velti [Member]	Mar. 31, 2012 Velti [Member]	Apr. 24, 2013 Issuance of Equity [Member] Subsequent Event [Member]
Statement [Line Items]
Number of reportable segments	1
Concentration of Credit Risk
Concentration of Credit Risk
One customer accounted for more than 12% of our revenues for the three months ended March 31, 2013 and no customer accounted for more than 10% of our revenues for the three months ended March 31, 2012. No customer accounted for more than 10% our total receivables as of March 31, 2013 or as of December 31, 2012.

Control premium percentage			10.00%
Goodwill, Fair Value Disclosure			$ 295,300,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(32,494,000)	(15,869,000)																	10,600,000
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	20,039,000	(82,000)																	17,500,000
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	(7,658,000)	(21,948,000)																	69,900,000
Cash and cash equivalents	16,327,000	40,951,000	36,571,000	75,765,000
Debt, Current	47,810,000		851,000
Line of Credit Facility, Maximum Borrowing Capacity	50,022,000																	50,000,000.0
Goodwill impairment	69,262,000		0
Goodwill estimated fair value dislcosure			324,800,000
Allowance for doubtful accounts receivable					8,700,000	7,000,000	1,400,000	1,000,000
Average useful life	3 years	4 years							4 years	6 years	3 years	5 years	1 year	3 years	4 years 3 months 18 days	5 years
Entity-Wide Revenue, Major Customer, Percentage	12.00%
Weighted Average Number Diluted Shares Outstanding Adjustment	65,808,000	61,816,000																		66,103,000	64,051,000
Goodwill market value in excess of book equity			292,400,000
Number of violated covenants																	1
Issuance of share capital (in shares)																						16,529,412
Issuance of share capital, per share																						$ 1.50
Issuance of share																						$ 23,100,000
Additional financing needed, period	3 months